Business combination	12 Months Ended
Dec. 31, 2021
Business combination
Business combination

9            Business combination

On June 26, 2021, the CI&T Brazil entered into a purchase agreement to acquire 100% of the shareholding control of Dextra Investimentos S.A. (“Dextra Holding”) and its subsidiaries (“Dextra Group”). On July 22, 2021, the transaction was approved by the Administrative Council for Economic Defense (CADE). All conditions precedent were met on August 10, 2021, the date on which the closing term of the acquisition was formalized and the CI&T Brazil obtained the shareholding control of the Dextra Group. Dextra Group is primarily involved in customized software development.

Control of the Dextra Group will enable the Company to increase the available talent pool. The acquisition is also expected to increase the Company’s customer relationship in Brazil.

The total consideration of acquisition in the purchase agreement was R$800,000. The Company paid R$ 650,000 on August 10, 2021 and R$ 50,938 on December 02, 2021. The remaining balance will be paid on the first anniversary of the closing date, subject to the application of any purchase price adjustments (note 18). The Management revised the purchase price on the closing date based on the Agreement, and reduced the price based in the amount of R$ 16,427, thus the total of consideration transferred was R$ 783,573. This reduction is subject to review by the seller.

The amount of R$30,000 related to a portion of the remaining balance payable was retained for any materialized contingencies, which will be paid on the fifth anniversary of the closing date.

For the year ended on December 31, 2021, Dextra Holding contributed R$172,959 in revenue to the Group’s results and a profit of R$ 31,943 for the period. If the acquisition had occurred on January 1, 2021, Management estimates that consolidated revenue would have totaled R$ 1,617,339, and consolidated profit for the year ended on December 31, 2021 would have totaled R$ 129,044. In determining these amounts, Management has assumed that the fair value adjustments, on the acquisition date, would have been the same if the acquisition had occurred on January 1, 2021.

a)     Consideration transferred

The following table summarizes the fair value of each major class of consideration transferred on the acquisition date.

Cash	700,938
Accounts payable for business combination (note 18)	82,635
Accounts payable	45,726
Retained amount	30,000
Other	6,909
Total consideration transferred	783,573

b)      Acquisition-related cost

The Company incurred acquisition-related costs of R$2,109 on legal fees and due diligence costs. These costs have been recognized in “administrative expenses”.

c)     Identifiable assets acquired and liabilities assumed

The following table summarizes the recognized amounts of assets acquired and liabilities assumed on the acquisition date:

Assets	Fair value
Current
Cash and cash equivalents	8,216
Trade receivables (a)	56,313
Recoverable taxes	1,668
Other assets	2,386
Current assets	68,583
Non-current
Recoverable taxes	3,932
Property, plant and equipment (note 13)	9,149
Intangible assets (i) (note 14)	148,523
Right-of-use assets (note 15)	5,414
Non-current assets	167,018
Total assets	235,601

Liabilities	Fair value
Current
Suppliers	5,627
Lease liabilities (note 15)	3,105
Salaries and welfare charges	23,436
Tax liabilities	10,569
Contract liabilities	1,933
Other liabilities	26
Current liabilities	44,696
Non-current
Other liabilities	18
Lease liabilities (note 15)	3,035
Non-current liabilities	3,053
Total liabilities	47,749
Total identifiable net assets acquired	187,852
      (a)     Gross contractual amount receivable is R$56,854 and R$541 is not expected to be collected.

(i) According to the purchase price on August 10, 2021:
Fair value
Network software (note 14)	191
Internally developed software (note 14)	22,613
Customer relationship (note 14)	88,961
Non-compete agreement (note 14)	16,257
Brands (note 14)	20,501
Total intangible assets at fair value (note 14)	148,523

Measurement of fair values

The following fair values have been determined on the assumptions:

•

The fair value estimate for brands was calculated based on the “Relief from Royalty or Savings of Royalties” method, which estimates the asset's value based on hypothetical royalty payments that would be saved by the asset holder compared to what would be paid for licensing the asset owned by third parties, considering its useful life. The useful life for brands is 1.4 year.

•	The fair value estimate for non-compete agreement was calculated based on the “With and Without” method. Its useful life is 5 years.

•	The fair value estimate for customer relationship was calculated based on the multi-period excess earnings. Its useful life is 7.4 years.

d)     Goodwill

Goodwill arising from the acquisition has been recognized as follows:

	Note	Goodwill
Consideration transferred	9.a	783,573
Fair value of identifiable net assets	9.c	(187,852)
Goodwill (note 14)		595,721

Goodwill is attributable mainly to the skills and technical talent of Dextra’s work force and the synergies expected to be achieved from integrating the Company. The recognized goodwill is expected to be deductible for tax purposes during the merger, which was occurred on December 31, 2021.